Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 4,081		$ 6,069		$ 5,295
Charged to costs and expenses					774
Deductions-describe	4	[1]	1,988	[1]
Balance at end of period	4,077		4,081		6,069
Allowance for uncollectible notes receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	809		440		295
Charged to costs and expenses			369		145
Charged to other accounts—describe	1,103	[2]
Deductions-describe	426	[1]
Balance at end of period	1,486		809		440
Inventory valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	99,026		96,817		92,481
Charged to costs and expenses	11,762		1,165		4,475
Charged to other accounts—describe	9,942	[3]	1,044	[3]
Deductions-describe	1,541	[4]			139	[4]
Balance at end of period	$ 119,189		$ 99,026		$ 96,817

[1]	Write off of uncollectible accounts and change in estimates.
[2]	Application of reserves to acquired notes receivable.
[3]	Application of reserve policy to acquired inventories.
[4]	Divestitures.